16. OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Details Narrative) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Accounts payable - related parties	$ 66,025	$ 73,737
Ronald P. Erickson
Accounts payable - related parties	$ 0	$ 73,600